Employee benefit costs	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Employee benefit costs	3 Employee benefit costs

	Note	2023 £m	2022 £m	2021 £m
Wages and salaries		2,263	2,553	2,315
Social security costs		219	201	185
Other pension and retirement benefit costs	15	108	133	139
Share-based payments - equity and cash-settled	28	74	85	78
		2,664	2,972	2,717
Included within employee benefits costs is a credit in relation to the Group’s restructuring and integration initiatives of £26 million
(2022: £315 million charge; 2021: £160 million charge), as explained in note 7.
Following a partial buy-out in 2021, in 2022, a second partial buy-out was concluded in the U.S. with approximately US$1.6 billion
(£1.3 billion) (2021: US$1.9 billion (£1.4 billion)) of plan liabilities being removed from the balance sheet, resulting in a settlement gain of £16 million (2021: £35 million), which was reported in the income statement, and recognised as an adjusting item.